Summary of Stock Options Outstanding (Details) - Dec. 31, 2014 - $ / shares	Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options outstanding, Number outstanding	445,671
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 21.85
Options exercisable, Number exercisable	445,671
Options exercisable, Weighted average exercise price	$ 21.85
$11.53 to $15.06
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	11.53
Exercise price, upper	$ 15.06
Options outstanding, Number outstanding	107,545
Options outstanding, Weighted average remaining contractual life	2 years
Options outstanding, Weighted average exercise price	$ 13.91
Options exercisable, Number exercisable	107,545
Options exercisable, Weighted average exercise price	$ 13.91
$19.40 to $22.08
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	19.40
Exercise price, upper	$ 22.08
Options outstanding, Number outstanding	80,142
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 20.56
Options exercisable, Number exercisable	80,142
Options exercisable, Weighted average exercise price	$ 20.56
$23.25 to $25.83
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price, lower	23.25
Exercise price, upper	$ 25.83
Options outstanding, Number outstanding	257,984
Options outstanding, Weighted average remaining contractual life	1 year
Options outstanding, Weighted average exercise price	$ 25.57
Options exercisable, Number exercisable	257,984
Options exercisable, Weighted average exercise price	$ 25.57